Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Property Plant and Equipment

Oil and Gas assets/ Facilities, Corporate assets

Cost

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2024	$11,044.6	$179.2	$11,223.8
Capital expenditures	342.3	0.8	343.1
Property acquisitions	84.9	-	84.9
Property dispositions	(1.5)	-	(1.5)
Transfer to assets held for sale	(3,256.0)	-	(3,256.0)
Change in decommissioning liability (1)	22.7	-	22.7
Balance at December 31, 2024	8,237.0	180.0	8,417.0
Capital expenditures (2)	277.8	1.5	279.3
Property acquisitions	15.0	-	15.0
Change in decommissioning liability (1)	9.6	-	9.6
Balance at December 31, 2025	$8,539.4	$181.5	$8,720.9

(1)
Includes additions from drilling activity, facility capital spending, disposals from net property dispositions and changes in estimates as outlined in Note 8.
(2)
Capital expenditures totaled $298.9 million including $19.6 million associated with the disposed Pembina Assets (defined below).

Accumulated depletion, depreciation and impairment

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2024	$9,110.3	$176.7	$9,287.0
Depletion and depreciation	244.9	0.4	245.3
Impairments	415.3	-	415.3
Transfer to assets held for sale	(2,874.4)	-	(2,874.4)
Balance at December 31, 2024	6,896.1	177.1	7,073.2
Depletion and depreciation	177.9	0.4	178.3
Impairment reversal	(6.8)	-	(6.8)
Balance at December 31, 2025	$7,067.2	$177.5	$7,244.7

Net book value

	As at December 31
	2025	2024
Total	$1,476.2	$1,343.8

Summary of Right of Use Assets

The following table includes a break-down of the categories for right-of-use assets.

Cost

	Vehicle	Office	Surface	Facilities	Total
Balance, January 1, 2024	$10.0	$2.7	$2.1	$-	$14.8
Additions (dispositions)	1.0	(1.0)	-	-	-
Balance, December 31, 2024	11.0	1.7	2.1	-	14.8
Additions (dispositions)	0.6	-	(1.3)	15.3	14.6
Balance, December 31, 2025	$11.6	$1.7	$0.8	$15.3	$29.4

Accumulated depletion, depreciation and impairment

	Vehicle	Office	Surface	Facilities	Total
Balance, January 1, 2024	$7.3	$-	$0.3	$-	$7.6
Depreciation	1.8	-	-	-	1.8
Balance, December 31, 2024	9.1	-	0.3	-	9.4
Depreciation	1.2	0.5	(0.1)	0.1	1.7
Balance, December 31, 2025	$10.3	$0.5	$0.2	$0.1	$11.1

Net book value

	As at December 31
	2025	2024
Total	$18.3	$5.4

Summary of Property Plant Equipment And Right Of Use Assets

Total PP&E including Oil and Gas assets, Facilities, Corporate assets and Right-of-use assets is as follows:

		As at December 31
PP&E	2025	2024
Oil and Gas assets/Facilities, Corporate assets	$1,476.2	$1,343.8
Right-of-use assets	18.3	5.4
Total	$1,494.5	$1,349.2